Schedule of Investments (unaudited)	iShares® MSCI Chile ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 22.5%
Banco de Chile	577,740,421	$58,415,615
Banco de Credito e Inversiones SA	809,551	23,796,655
Banco Itau Chile SA, NVS	1,036,314	10,785,403
Banco Santander Chile	563,151,425	24,472,602
Grupo Security SA	30,189,330	7,565,549
		125,035,824
Beverages — 4.7%
Cia. Cervecerias Unidas SA	2,096,997	15,403,772
Vina Concha y Toro SA	9,221,048	10,473,224
		25,876,996
Capital Markets — 0.9%
Sociedad de Inversiones Oro Blanco SA	625,739,934	5,137,216

Electric Utilities — 11.2%
Enel Americas SA	270,133,751	34,830,364
Enel Chile SA	342,405,402	18,811,045
Engie Energia Chile SA(a)	10,022,280	8,599,310
		62,240,719
Consumer Staples Distribution & Retail — 6.6%
Cencosud SA	13,660,283	25,802,597
SMU SA	64,343,243	10,882,679
		36,685,276
Independent Power and Renewable Electricity Producers — 3.3%
Colbun SA	125,404,717	18,270,271

Marine Transportation — 2.5%
Cia. Sud Americana de Vapores SA	189,513,502	13,935,006

Metals & Mining — 1.7%
CAP SA	1,341,909	9,443,005

Broadline Retail — 3.5%
Falabella SA	8,938,066	19,696,728

Oil, Gas & Consumable Fuels — 4.7%
Empresas COPEC SA	3,592,798	25,947,825

Paper & Forest Products — 4.5%
Empresas CMPC SA	14,718,924	25,167,388

Real Estate Management & Development — 3.4%
Parque Arauco SA	10,072,009	14,175,332

Security	Shares	Value

Real Estate Management & Development (continued)
Plaza SA	3,598,152	$4,553,189
		18,728,521
Water Utilities — 4.3%
Aguas Andinas SA, Class A	48,284,921	15,737,211
Inversiones Aguas Metropolitanas SA	10,255,486	8,017,841
		23,755,052
Wireless Telecommunication Services — 1.9%
Empresa Nacional de Telecomunicaciones SA	2,858,996	10,729,993

Total Common Stocks — 75.7%
(Cost: $397,298,067)		420,649,820

Preferred Stocks

Beverages — 3.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	6,501,881	16,615,816

Chemicals — 20.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,773,256	114,275,792

Total Preferred Stocks — 23.5%
(Cost: $95,112,905)		130,891,608

Total Long-Term Investments — 99.2%
(Cost: $492,410,972)		551,541,428

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)	8,450,000	8,450,000

Total Short-Term Securities — 1.5%
(Cost: $8,450,000)		8,450,000

Total Investments — 100.7%
(Cost: $500,860,972)		559,991,428

Liabilities in Excess of Other Assets — (0.7)%		(3,881,959)

Net Assets — 100.0%		$556,109,469

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$8,450,000	(a)	$—	$—	$—	$8,450,000	8,450,000	$22,542	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Chile ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	73	06/16/23	$3,492	$(101,563)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$420,649,820	$—	$—	$420,649,820
Preferred Stocks	130,891,608	—	—	130,891,608
Short-Term Securities
Money Market Funds	8,450,000	—	—	8,450,000
	$559,991,428	$—	$—	$559,991,428
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(101,563)	$—	$—	$(101,563)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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